Information about Nonaccrual and Past Due Financing Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	¥ 31,819	¥ 74,718
90 Days or More Past-Due Financing Receivables	69,801	101,852
Total Past Due Financing Receivables	101,620	176,570
Total Financing Receivables	3,342,020	3,591,811
Non-Accrual	82,727	101,852
Consumer Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	4,477	4,699
90 Days or More Past-Due Financing Receivables	10,542	12,170
Total Past Due Financing Receivables	15,019	16,869
Total Financing Receivables	1,236,414	1,171,142
Non-Accrual	10,542	12,170
Consumer Housing loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	3,157	3,650
90 Days or More Past-Due Financing Receivables	8,009	10,422
Total Past Due Financing Receivables	11,166	14,072
Total Financing Receivables	979,797	916,791
Non-Accrual	8,009	10,422
Consumer-Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	731	738
90 Days or More Past-Due Financing Receivables	1,204	1,078
Total Past Due Financing Receivables	1,935	1,816
Total Financing Receivables	228,868	225,707
Non-Accrual	1,204	1,078
Consumer - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	589	311
90 Days or More Past-Due Financing Receivables	1,329	670
Total Past Due Financing Receivables	1,918	981
Total Financing Receivables	27,749	28,644
Non-Accrual	1,329	670
Corporate Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	20,977	64,539
90 Days or More Past-Due Financing Receivables	45,372	73,876
Total Past Due Financing Receivables	66,349	138,415
Total Financing Receivables	1,011,533	1,431,289
Non-Accrual	58,298	73,876
Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	1,364	0
90 Days or More Past-Due Financing Receivables	5,418	15,211
Total Past Due Financing Receivables	6,782	15,211
Total Financing Receivables	72,625	134,440
Non-Accrual	5,418	15,211
Non-recourse Loans | United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	17,470	59,532
90 Days or More Past-Due Financing Receivables	3,687	7,516
Total Past Due Financing Receivables	21,157	67,048
Total Financing Receivables	101,579	434,517
Non-Accrual	14,432	7,516
Real estate companies
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	149	1,324
90 Days or More Past-Due Financing Receivables	13,005	23,921
Total Past Due Financing Receivables	13,154	25,245
Total Financing Receivables	245,965	276,681
Non-Accrual	13,005	23,921
Other-Entertainment industry
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	1,195	437
90 Days or More Past-Due Financing Receivables	1,297	1,542
Total Past Due Financing Receivables	2,492	1,979
Total Financing Receivables	106,884	121,259
Non-Accrual	1,297	1,542
Other - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	799	3,246
90 Days or More Past-Due Financing Receivables	21,965	25,686
Total Past Due Financing Receivables	22,764	28,932
Total Financing Receivables	484,480	464,392
Non-Accrual	24,146	25,686
Direct Financing Leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	6,365	5,480
90 Days or More Past-Due Financing Receivables	13,887	15,806
Total Past Due Financing Receivables	20,252	21,286
Total Financing Receivables	1,094,073	989,380
Non-Accrual	13,887	15,806
Direct Financing Leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	1,563	1,467
90 Days or More Past-Due Financing Receivables	9,560	12,234
Total Past Due Financing Receivables	11,123	13,701
Total Financing Receivables	761,437	692,585
Non-Accrual	9,560	12,234
Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	4,802	4,013
90 Days or More Past-Due Financing Receivables	4,327	3,572
Total Past Due Financing Receivables	9,129	7,585
Total Financing Receivables	332,636	296,795
Non-Accrual	¥ 4,327	¥ 3,572